Overview (Tables)	12 Months Ended
Dec. 31, 2020
General information and significant accounting policies
Schedule of components of fleet

Vessel Name	Type	Dwt	IMO(1)	Built	Country	Specification
Ardmore Seavaliant	Product/Chemical	49,998	2/3	Feb-13	Korea	Eco-design
Ardmore Seaventure	Product/Chemical	49,998	2/3	Jun-13	Korea	Eco-design
Ardmore Seavantage	Product/Chemical	49,997	2/3	Jan-14	Korea	Eco-design
Ardmore Seavanguard	Product/Chemical	49,998	2/3	Feb-14	Korea	Eco-design
Ardmore Sealion	Product/Chemical	49,999	2/3	May-15	Korea	Eco-design
Ardmore Seafox	Product/Chemical	49,999	2/3	Jun-15	Korea	Eco-design
Ardmore Seawolf	Product/Chemical	49,999	2/3	Aug-15	Korea	Eco-design
Ardmore Seahawk	Product/Chemical	49,999	2/3	Nov-15	Korea	Eco-design
Ardmore Endeavour	Product/Chemical	49,997	2/3	Jul-13	Korea	Eco-design
Ardmore Enterprise	Product/Chemical	49,453	2/3	Sep-13	Korea	Eco-design
Ardmore Endurance	Product/Chemical	49,466	2/3	Dec-13	Korea	Eco-design
Ardmore Encounter	Product/Chemical	49,478	2/3	Jan-14	Korea	Eco-design
Ardmore Explorer	Product/Chemical	49,494	2/3	Jan-14	Korea	Eco-design
Ardmore Exporter	Product/Chemical	49,466	2/3	Feb-14	Korea	Eco-design
Ardmore Engineer	Product/Chemical	49,420	2/3	Mar-14	Korea	Eco-design
Ardmore Seamariner	Product/Chemical	45,726	3	Oct-06	Japan	Eco-mod
Ardmore Sealancer	Product	47,451	—	Jun-08	Japan	Eco-mod
Ardmore Sealeader	Product	47,463	—	Aug-08	Japan	Eco-mod
Ardmore Sealifter	Product	47,472	—	Jun-08	Japan	Eco-mod
Ardmore Seafarer	Product	49,999	—	Jun-10	Japan	Eco-mod
Ardmore Dauntless	Product/Chemical	37,764	2	Feb-15	Japan	Eco-design
Ardmore Defender	Product/Chemical	37,791	2	Feb-15	Japan	Eco-design
Ardmore Cherokee	Product/Chemical	25,215	2	Jan-15	Japan	Eco-design
Ardmore Cheyenne	Product/Chemical	25,217	2	Mar-15	Japan	Eco-design
Ardmore Chinook	Product/Chemical	25,217	2	Jul-15	Japan	Eco-design
Ardmore Chippewa	Product/Chemical	25,217	2	Nov-15	Japan	Eco-design
Total	26	1,161,293
(1)	International Maritime Organization (“IMO”) cargo classification